Other financial liabilities	12 Months Ended
Mar. 31, 2023
Categories of non-current financial liabilities [abstract]
Other financial liabilities
22.
Other financial liabilities

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Non-current
Liability for operation and maintenance	2,087	1,735	21
	2,087	1,735	21
Current
Financial liabilities at amortised cost
Current maturities of long term interest-bearing loans and borrowings (refer Note 19)*	56,046	20,591	251

Others
Interest accrued but not due on borrowings (refer Note 19)	1,821	2,017	25
Interest accrued but not due on debentures (refer Note 19)	2,037	1,195	15
Capital creditors	11,036	33,480	407
Purchase consideration payable	88	1,681	20
Cash settled shared based payment liability	36	—	—
Liability for operation and maintenance	565	299	4
Other payables	7	—	—
Total	71,636	59,263	721

*For all long-term loan arrangements from banks and financial institutions, the Group has complied with the debt covenants as at March 31, 2023. During the year ended March 31, 2022, the Group could not meet covenants for a long-term loan arrangement amounting to INR 653 wherein the liability became payable on demand. The Group had classified these liabilities as current as on March 31, 2022.